UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
12/31/14 (Unaudited)

REPURCHASE AGREEMENTS (29.2%)(a)
				Principal amount	Value

Interest in $375,000,000 joint tri-party repurchase agreement dated 12/31/14 with Citigroup Global Markets, Inc. due 1/2/15 - maturity value of $126,000,490 for an effective yield of 0.070% (collateralized by various mortgage backed securities and various U.S. Treasury notes with coupon rates ranging from 0.625% to 6.000% and due dates ranging from 6/30/16 to 11/1/44, valued at $382,500,021)				$126,000,000	$126,000,000

Interest in $374,041,000 joint tri-party repurchase agreement dated 12/31/14 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/2/15 - maturity value of $125,779,489 for an effective yield of 0.070% (collateralized by various mortgage backed securities with a coupon rate of 4.000% and due dates ranging from 5/1/44 to 9/1/44, valued at $381,521,821)				125,779,000	125,779,000

Interest in $161,089,000 joint tri-party repurchase agreement dated 12/31/14 with RBC Capital Markets, LLC due 1/2/15 - maturity value of $126,000,560 for an effective yield of 0.08% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 4.500% and due dates ranging from 10/1/35 to 12/1/44, valued at $164,311,510)				126,000,000	126,000,000

Total repurchase agreements (cost $377,779,000)					$377,779,000

COMMERCIAL PAPER (24.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

ABN AMRO Funding USA, LLC	0.180	1/15/15		$6,500,000	$6,499,545

American Honda Finance Corp.	0.120	2/18/15		13,050,000	13,047,912

Apple, Inc.	0.200	5/19/15		4,400,000	4,396,627

Australia & New Zealand Banking Group, Ltd. 144A FRN (Australia)	0.225	2/25/15		2,000,000	2,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY (Japan)	0.180	1/28/15		7,500,000	7,498,988

BMW US Capital, LLC	0.100	1/20/15		6,500,000	6,499,657

Coca-Cola Co. (The)	0.210	3/26/15		10,250,000	10,244,978

Commonwealth Bank of Australia 144A (Australia)	0.253	11/9/15		11,700,000	11,700,011

DnB Bank ASA (Norway)	0.170	1/6/15		12,800,000	12,799,698

DnB Bank ASA 144A (Norway)	0.225	2/2/15		7,500,000	7,498,500

Eli Lilly & Co.	0.120	2/23/15		12,825,000	12,822,734

General Electric Capital Corp.	0.180	4/14/15		18,700,000	18,690,370

HSBC Bank PLC 144A (United Kingdom)	0.244	10/2/15		4,000,000	4,000,000

HSBC USA, Inc. (United Kingdom)	0.230	3/11/15		11,250,000	11,245,041

Kaiser Foundation Hospitals	0.130	2/4/15		6,500,000	6,499,202

Mitsubishi UFJ Trust & Banking Corp./NY	0.200	2/6/15		12,000,000	11,997,600

Nestle Capital Corp.	0.140	2/23/15		9,900,000	9,897,960

Nordea Bank AB (Sweden)	0.190	3/9/15		3,000,000	2,998,939

Nordea Bank AB (Sweden)	0.180	1/5/15		10,775,000	10,774,785

Nordea Bank AB (Sweden)	0.160	1/21/15		4,000,000	3,999,644

Proctor & Gamble Co. (The)	0.120	3/17/15		10,000,000	9,997,500

Prudential PLC (United Kingdom)	0.200	2/9/15		5,250,000	5,248,863

Rabobank USA Financial Corp. (Netherlands)	0.160	2/17/15		1,325,000	1,324,723

Roche Holdings, Inc. (Switzerland)	0.120	3/19/15		5,250,000	5,248,653

Simon Property Group LP 144A	0.130	1/7/15		13,575,000	13,574,706

Skandinaviska Enskilda Banken AB (Sweden)	0.200	4/10/15		1,250,000	1,249,313

Skandinaviska Enskilda Banken AB (Sweden)	0.190	2/27/15		2,400,000	2,399,278

Standard Chartered Bank/New York	0.210	2/26/15		3,950,000	3,948,710

Standard Chartered Bank/New York 144A	0.230	4/8/15		9,800,000	9,793,927

State Street Corp.	0.190	5/5/15		7,225,000	7,220,272

State Street Corp.	0.150	3/2/15		11,900,000	11,897,025

Sumitomo Mitsui Banking Corp. (Japan)	0.200	1/26/15		18,300,000	18,297,458

Swedbank AB (Sweden)	0.180	1/14/15		13,050,000	13,049,152

Toyota Motor Credit Corp.	0.220	3/9/15		14,550,000	14,544,043

Toyota Motor Credit Corp.	0.150	3/3/15		4,600,000	4,598,831

Westpac Banking Corp. 144A (Australia)	0.227	3/5/15		17,700,000	17,700,470

Total commercial paper (cost $315,205,115)					$315,205,115

ASSET-BACKED COMMERCIAL PAPER (12.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bedford Row Funding Corp. 144A	0.239	7/9/15		$16,750,000	$16,750,000

Chariot Funding, LLC	0.190	4/9/15		21,250,000	21,239,009

Collateralized Commercial Paper Co., LLC	0.200	2/9/15		10,925,000	10,922,633

Collateralized Commercial Paper Co., LLC	0.150	1/5/15		8,750,000	8,749,854

Fairway Finance, LLC 144A (Canada)	0.207	5/6/15		9,775,000	9,775,000

Jupiter Securitization Co., LLC	0.190	4/9/15		14,500,000	14,492,500

Jupiter Securitization Co., LLC	0.150	3/10/15		5,250,000	5,248,513

Manhattan Asset Funding Co., LLC (Japan)	0.170	1/16/15		1,125,000	1,124,920

MetLife Short Term Funding, LLC	0.120	1/21/15		19,150,000	19,148,723

Old Line Funding, LLC 144A	0.190	2/9/15		20,300,000	20,295,822

Regency Markets No. 1, LLC 144A	0.160	1/16/15		15,500,000	15,498,967

Regency Markets No. 1, LLC 144A	0.160	1/15/15		5,700,000	5,699,645

Thunder Bay Funding, LLC 144A	0.190	2/17/15		15,750,000	15,746,093

Total asset-backed commercial paper (cost $164,691,679)					$164,691,679

MUNICIPAL BONDS AND NOTES (9.7%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

District of Columbia (0.6%)

American University Commercial Paper, Ser. A	0.130	1/14/15	A-1	$7,625,000	$7,624,642

					7,624,642
Illinois (1.5%)

University of Chicago Commercial Paper, Ser. A	0.120	1/6/15	P-1	11,900,000	11,899,799

University of Chicago Commercial Paper, Ser. A	0.110	2/17/15	P-1	7,175,000	7,173,970

					19,073,769
Maryland (1.5%)

Johns Hopkins University Commercial Paper, Ser. C	0.120	3/24/15	P-1	1,375,000	1,375,000

Johns Hopkins University Commercial Paper, Ser. C	0.120	3/17/15	P-1	7,037,000	7,037,000

Johns Hopkins University Commercial Paper, Ser. C	0.120	2/19/15	P-1	6,000,000	6,000,000

Johns Hopkins University Commercial Paper, Ser. C	0.120	2/18/15	P-1	5,000,000	5,000,000

					19,412,000
Massachusetts (0.4%)

President and Fellows of Harvard College Commercial Paper	0.120	1/6/15	P-1	5,000,000	4,999,917

					4,999,917
Michigan (1.0%)

Trinity Health Corporation Commercial Paper	0.120	1/8/15	P-1	13,000,000	12,999,697

					12,999,697
New York (0.5%)

Columbia University Commercial Paper	0.100	1/27/15	P-1	6,350,000	6,350,000

					6,350,000
North Carolina (1.4%)

Duke University Commercial Paper, Ser. B-98	0.120	3/11/15	P-1	18,700,000	18,695,699

					18,695,699
Pennsylvania (1.0%)

Lehigh University Commercial Paper, Ser. A	0.120	2/18/15	P-1	5,650,000	5,649,096

Lehigh University Commercial Paper, Ser. A	0.120	1/13/15	P-1	7,650,000	7,649,694

					13,298,790
Texas (1.8%)

Texas A&M University Commercial Paper, Ser. B	0.120	2/12/15	P-1	6,725,000	6,725,000

Texas A&M University Commercial Paper, Ser. B	0.120	1/12/15	P-1	8,300,000	8,300,000

Texas Tech University Commercial Paper, Ser. A	0.120	2/18/15	P-1	8,000,000	8,000,000

					23,025,000

Total municipal bonds and notes (cost $125,479,514)					$125,479,514

CERTIFICATES OF DEPOSIT (9.3%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.170	4/8/15		$15,050,000	$15,050,000

Australia & New Zealand Banking Group, Ltd./New York, NY FRN	0.483	1/29/15		3,050,000	3,050,660

Bank of America, NA, Ser. GLOB	0.250	2/12/15		12,500,000	12,501,164

Bank of Montreal/Chicago, IL FRN (Canada)	0.212	3/10/15		10,500,000	10,500,000

Bank of Nova Scotia/Houston FRN	0.237	9/8/15		16,250,000	16,250,000

Canadian Imperial Bank of Commerce/New York, NY FRN	0.246	11/12/15		5,825,000	5,825,000

Canadian Imperial Bank of Commerce/New York, NY FRN	0.232	6/17/15		13,750,000	13,750,000

National Australia Bank, Ltd. FRN (Australia)	0.235	2/26/15		10,300,000	10,300,000

Rabobank Nederland NV/NY FRN (Netherlands)	0.283	2/25/15		4,550,000	4,550,168

Toronto-Dominion Bank/NY (Canada)	0.600	3/3/15		1,000,000	1,000,590

Toronto-Dominion Bank/NY FRN (Canada)	0.252	11/18/15		13,050,000	13,050,000

Toronto-Dominion Bank/NY FRN (Canada)	0.227	6/8/15		2,250,000	2,250,007

U.S. Bank, NA/Cincinnati, OH FRN	0.233	10/30/15		7,800,000	7,800,000

Wells Fargo Bank NA FRN	0.235	3/6/15		5,000,000	5,000,087

Total certificates of deposit (cost $120,877,676)					$120,877,676

CORPORATE BONDS AND NOTES (5.3%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes, Ser. MTN	1.200	2/20/15		$12,000,000	$12,012,876

Commonwealth Bank of Australia/New York, NY sr. unsec. notes	1.950	3/16/15		9,075,000	9,105,853

HSBC USA, Inc. sr. unsec. unsub. notes (United Kingdom)	2.375	2/13/15		5,000,000	5,011,925

National Australia Bank, Ltd. 144A sr. unsec. FRN notes (Australia)	0.532	1/22/15		9,500,000	9,501,729

Royal Bank of Canada sr. unsec. FRN notes, Ser. MTN (Canada)	0.461	1/6/15		1,300,000	1,300,054

Toronto-Dominion Bank (The) sr. unsec. FRN notes, Ser. MTN (Canada)	0.412	5/1/15		2,883,000	2,884,735

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN notes, Ser. BKNT	0.295	10/1/15		12,000,000	12,005,196

Wells Fargo & Co. sr. unsec. FRN notes	1.175	6/26/15		4,107,000	4,123,886

Wells Fargo Bank, NA sr. unsec. FRN notes, Ser. MTN(M)	0.331	7/15/19		11,000,000	11,000,000

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	4.200	2/27/15		1,750,000	1,760,809

Total corporate bonds and notes (cost $68,707,063)					$68,707,063

U.S. TREASURY OBLIGATIONS (4.2%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes FRN	0.110	7/31/16		$13,250,000	$13,250,565

U.S. Treasury Notes FRN	0.109	4/30/16		13,050,000	13,050,573

U.S. Treasury Notes FRN	0.093	10/31/16		13,250,000	13,250,123

U.S. Treasury Notes FRN	0.085	1/31/16		14,700,000	14,697,715

Total U.S. treasury obligations (cost $54,248,976)					$54,248,976

MUTUAL FUNDS (4.0%)(a)
	Yield (%)			Shares	Value

Putnam Money Market Liquidity Fund(AFF)	0.090			51,736,607	$51,736,607

Total mutual funds (cost $51,736,607)					$51,736,607

TIME DEPOSITS (2.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.070	1/2/15		$19,750,000	$19,750,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.050	1/2/15		13,000,000	13,000,000

Total time deposits (cost $32,750,000)					$32,750,000

TOTAL INVESTMENTS

Total investments (cost $1,311,475,630)(b)					$1,311,475,630

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,294,056,167.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$51,735,756	$851	$—	$10,237	$51,736,607
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	81.3%
	Australia	4.0
	Canada	3.1
	Sweden	2.6
	Cayman Islands	2.5
	Japan	2.1
	United Kingdom	1.9
	Norway	1.6
	Netherlands	0.5
	Switzerland	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$164,691,679	$—
Certificates of deposit	—	120,877,676	—
Commercial paper	—	315,205,115	—
Corporate bonds and notes	—	68,707,063	—
Municipal bonds and notes	—	125,479,514	—
Mutual funds	51,736,607	—	—
Repurchase agreements	—	377,779,000	—
Time deposits	—	32,750,000	—
U.S. treasury obligations	—	54,248,976	—

Totals by level	$51,736,607	$1,259,739,023	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Merrill Lynch, Pierce, Fenner and Smith Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$126,000,000	$125,779,000	$126,000,000	$377,779,000

	Total Assets	$126,000,000	$125,779,000	$126,000,000	$377,779,000

	Liabilities:

	Total Liabilities	$–	$–	$–	$–

	Total Financial and Derivative Net Assets	$126,000,000	$125,779,000	$126,000,000	$377,779,000
	Total collateral received (pledged)##†	$126,000,000	$125,779,000	$126,000,000
	Net amount	$–	$–	$–

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015